Financial Liabilities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities at Amortized Cost [Abstract]
Schedule of Financial Liabilities at Amortized Cost	The item detail is as follows:
	2023	2022
	MCh$	MCh$

Current accounts and other demand deposits	13,670,793	13,592,155
Saving accounts and time deposits	15,538,196	14,358,987
Obligations by repurchase agreements and securities lending	157,173	216,264
Borrowings from financial institutions	5,360,715	5,397,676
Debt financial instruments issued	9,360,065	9,267,947
Other financial obligations	339,305	344,030
Total	44,426,247	43,177,059

Schedule of Current Accounts and Other Demand Deposits	As of December 31, 2023 and 2022, the composition of current accounts and other demand deposits is as follows:
	2023	2022
	MCh$	MCh$
Current accounts	11,025,685	11,172,137
Other demand obligations	1,573,962	1,375,631
Demand deposits accounts	625,923	657,057
Other demand deposits	445,223	387,330
Total	13,670,793	13,592,155

Schedule of Composition Saving Accounts and Time Deposits	As of December 31, 2023 and 2022, the composition of saving accounts and time deposits is as follows:
	2023	2022
	MCh$	MCh$
Time deposits	14,979,565	13,723,090
Term savings accounts	355,725	407,745
Other term balances payable	202,906	228,152
Total	15,538,196	14,358,987

Schedule of Repurchase Agreements and Securities Lending	The Bank obtains financing by selling financial instruments and agreeing to repurchase them in the future, plus interest at a prefixed rate. As of December 31, 2023 and 2022, the repurchase agreements are the following:
	2023	2022
	MCh$	MCh$
Transaction with domestic banks
Repurchase agreements with other banks	—	—
Repurchase agreements with the Central Banks of Chile	—	—
Obligations from securities lending	—	—

Transaction with foreign banks
Repurchase agreements with other banks	—	—
Repurchase agreements with foreign Central Banks	—	—
Obligations from securities lending	—	—

Transaction with other domestic entities
Repurchase agreements	157,173	216,264
Obligations from securities lending	—	—

Transaction with other foreign entities
Repurchase agreements	—	—
Obligations from securities lending	—	—

Total	157,173	216,264

Schedule of Borrowings from Financial Institutions	As of December 31, 2023 and 2022, borrowings from financial institutions are detailed as follows:
	2023	2022
	MCh$	MCh$

Domestic banks
Banco Santander	—	2,699
Subtotal domestic banks	—	2,699

Foreign banks
Foreign trade financing
Bank of New York Mellon	218,686	77,846
Bank of America	142,113	80,509
Standard Chartered Bank	119,794	81,828
Zurcher Kantonalbank	92,704	—
HSBC Bank	87,602	85,153
Citibank N.A. United State	51,297	69,810
Caixabank S.A.	48,918	—
Wells Fargo Bank	42,117	231,311
Commerzbank AG	40,766	348
Bank of Nova Scotia	—	142,787
Industrial and Commercial Bank of China	—	1,280
Others	92	—

Borrowings and other obligations
Wells Fargo Bank	132,523	149,944
Citibank N.A. United State	35,345	108,017
Commerzbank AG	117	110
Standard Chartered Bank	—	14,281
Deutsche Bank AG	—	3,179
Others	60	53
Subtotal foreign banks	1,012,134	1,046,456

Chilean Central Bank (*)	4,348,581	4,348,521

Total	5,360,715	5,397,676
(*)	Financing provided by the Chilean Central Bank to deliver liquidity to the economy and support the credit flow to households and companies, related to the Conditional Credit Facility to Increase Lending (FCIC by its Spanish initials).

Schedule of Composition of Debt Financial Instruments Issued	As of December 31, 2023 and 2022, the composition of debt financial instruments issued as follows:
	2023	2022
	MCh$	MCh$
Letters of credit
Letters of credit for housing	1,433	2,328
Letters of credit for general purposes	11	49

Bonds
Current Bonds	9,358,621	9,265,570
Mortgage bonds	—	—
Total	9,360,065	9,267,947

Schedule of Short-Term Bonds	Short-term Current Bonds
Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Wells Fargo Bank	USD	39,449	5.65	03/30/2023	08/01/2023
Wells Fargo Bank	USD	39,449	5.65	03/30/2023	07/28/2023
Wells Fargo Bank	USD	40,385	5.60	04/03/2023	10/02/2023
Wells Fargo Bank	USD	40,425	5.56	04/04/2023	09/01/2023
Wells Fargo Bank	USD	42,041	5.85	08/01/2023	02/01/2024
Wells Fargo Bank	USD	42,303	5.75	08/25/2023	11/27/2023
Wells Fargo Bank	USD	42,302	5.85	08/25/2023	01/22/2024
Total		286,354

Short-term Bonds
Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Wells Fargo Bank	USD	17,065	1.61	05/18/2022	08/16/2022
Wells Fargo Bank	USD	41,944	1.61	05/19/2022	08/17/2022
Citibank N.A.	USD	8,379	2.25	05/20/2022	11/21/2022
Citibank N.A.	USD	5,028	1.60	05/20/2022	08/22/2022
Wells Fargo Bank	USD	28,702	2.35	06/06/2022	12/06/2022
Citibank N.A.	USD	1,652	2.25	06/09/2022	12/09/2022
Wells Fargo Bank	USD	85,779	5.40	12/13/2022	06/12/2023
Wells Fargo Bank	USD	26,700	5.00	12/19/2022	03/16/2023
Total		215,249

Schedule of Long-Term Current Bonds	Long-Term Current Bonds
Serie	Currency	Amount MCh$	Terms Years	Annual interest rate %	Issued date	Maturity date
BCHIGI0322	UF	143,510	12	2.61	01/06/2023	09/01/2035
BCHIDG1116	CLP	9,179	4	6.55	03/16/2023	05/01/2027
BCHIDG1116	CLP	10,604	4	6.55	03/23/2023	05/01/2027
BCHIGG1121	UF	23,889	12	2.50	04/11/2023	05/01/2035
BCHICG0815	UF	18,716	9	2.65	04/28/2023	08/01/2032
BCHIGB0322	UF	16,521	11	2.78	05/18/2023	09/01/2034
BCHICH1215	UF	10,939	9	2.96	06/02/2023	12/01/2032
BCHIGB0322	UF	7,747	11	2.78	06/06/2023	09/01/2034
BCHIBU0815	UF	10,346	6	3.39	06/08/2023	08/01/2029
BCHIBU0815	UF	18,200	6	3.39	06/09/2023	08/01/2029
BCHICE1215	UF	27,024	8	2.94	06/09/2023	12/01/2031
BCHIFW1121	UF	142,385	10	2.89	06/12/2023	05/01/2033
BCHIBU0815	UF	23,372	6	3.26	06/15/2023	08/01/2029
BCHIGB0322	UF	7,217	11	2.78	06/16/2023	09/01/2034
BCHICI0815	UF	5,658	10	3.04	08/01/2023	02/01/2033
BCHICI0815	UF	18,388	10	3.35	08/18/2023	02/01/2033
BCHICH1215	UF	8,919	9	3.34	08/24/2023	12/01/2032
BCHIBO0815	UF	22,243	4	3.61	08/25/2023	02/01/2028
BCHIBO0815	UF	48,392	4	3.61	08/29/2023	02/01/2028
BCHICE1215	UF	9,349	8	3.27	08/29/2023	12/01/2031
BCHIFB1021	UF	6,996	6	4.16	11/03/2023	04/01/2029
BCHIFB1021	UF	14,667	6	4.16	11/07/2023	04/01/2029
BCHIEY1021	UF	29,979	5	4.26	11/08/2023	04/01/2028
BCHIFB1021	UF	3,335	6	4.16	11/09/2023	04/01/2029
BCHICI0815	UF	23,720	9	3.90	11/14/2023	02/01/2033
BCHICH1215	UF	6,964	9	3.90	11/14/2023	12/01/2032
BCHIFB1021	UF	22,046	6	4.16	11/15/2023	04/01/2029
BCHICE1215	UF	3,572	8	3.64	11/22/2023	12/01/2031
BCHICE1215	UF	10,748	8	3.60	11/23/2023	12/01/2031
BCHIGH1221	UF	133,306	12	3.67	12/01/2023	06/01/2035
BCHICH1215	UF	14,144	9	3.55	12/05/2023	12/01/2032
BCHICG0815	UF	9,137	9	3.31	12/18/2023	08/01/2032
BCHICH1215	UF	9,113	9	3.21	12/20/2023	12/01/2032
Subtotal		870,325

BOND MXN	MXN	31,968	4	TIE (28 days) + 0.85	06/01/2023	06/03/2027
BOND JPY	JPY	35,833	2	0.75	06/08/2023	06/16/2025
Subtotal other currencies		67,801
Total		938,126

Long-Term Current Bonds
Serie	Currency	Amount MCh$	Terms Years	Annual interest rate %	Issued date	Maturity date
BCHIBS0815	UF	15,707	14	3.00	01/05/2022	01/05/2036
BCHIBS0815	UF	15,719	14	3.06	01/20/2022	01/20/2036
BCHICF0815	UF	65,738	17	2.65	03/01/2022	03/01/2039
BCHICP0815	UF	65,883	19	2.80	03/01/2022	03/01/2041
BCHIBS0815	UF	32,583	14	2.60	03/17/2022	03/17/2036
BCHICQ1015	UF	69,443	19	3.20	11/02/2022	11/02/2041
BCHICN0815	UF	69,802	19	3.20	11/02/2022	11/02/2041
BCHICO1215	UF	70,178	19	3.20	11/02/2022	11/02/2041
BCHICK0815	UF	73,568	18	3.20	11/14/2022	11/14/2040
BCHICM1215	UF	18,618	18	3.20	11/18/2022	11/18/2040
BCHIDV1116	UF	9,305	11	4.40	11/21/2022	11/21/2033
BCHIDV1116	UF	37,271	11	4.40	11/22/2022	11/22/2033
BCHIBU0815	UF	20,003	14	3.00	12/02/2022	12/02/2036
BCHIDU0716	UF	36,536	11	4.40	12/02/2022	12/02/2033
BCHICM1215	UF	9,453	18	3.20	12/05/2022	12/05/2040
BCHICM1215	UF	46,318	18	3.20	12/07/2022	12/07/2040
BCHICL1015	UF	74,421	18	3.20	12/07/2022	12/07/2040
BCHIGJ0522	UF	141,320	13	2.70	12/07/2022	12/07/2035
BCHICJ1215	UF	25,912	18	3.20	12/12/2022	12/12/2040
BCHICJ1215	UF	48,099	18	3.20	12/13/2022	12/13/2040
BCHIGK1221	UF	143,020	14	2.70	12/22/2022	12/22/2036
Subtotal UF		1,088,897

BOND PEN	PEN	51,670	20	8.65	03/09/2022	03/09/2042
Subtotal other currencies		51,670
Total		1,140,567

Schedule of Other Financial Obligations	As of December 31, 2023 and 2022, the composition of other financial obligations as follows:
	2023	2022
	MCh$	MCh$

Other Chilean financial obligations	339,281	343,927
Other financial obligations with the Public sector	24	103
Total	339,305	344,030